    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 2000
                                                SECURITIES ACT FILE NO. 2-30393
                                       INVESTMENT COMPANY ACT FILE NO. 811-1735

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/
         PRE-EFFECTIVE AMENDMENT NO.                                       / /
         POST-EFFECTIVE AMENDMENT NO. 42                                   /X/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/
         AMENDMENT NO. 23                                                  /X/

                             ----------------------

                              FPA NEW INCOME, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                    11400 WEST OLYMPIC BOULEVARD, SUITE 1200
                          LOS ANGELES, CALIFORNIA 90064
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                                  (310)473-0225
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ----------------------

     J. RICHARD ATWOOD, TREASURER                          COPY TO:
           FPA NEW INCOME, INC.                    LAWRENCE J. SHEEHAN, ESQ.
11400 WEST OLYMPIC BOULEVARD, SUITE 1200            O'MELVENY & MYERS LLP
     LOS ANGELES, CALIFORNIA 90064                 1999 AVENUE OF THE STARS
 (NAME AND ADDRESS OF AGENT FOR SERVICE)         LOS ANGELES, CALIFORNIA 90067

                             ----------------------
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
     AS SOON AS PRACTICABLE AFTER REGISTRATION STATEMENT BECOMES EFFECTIVE.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                 /X/     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
                 / /     ON (DATE) PURSUANT TO PARAGRAPH (b)
                 / /     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
                 / /     ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
                 / /     75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
                 / /     ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                 / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

TITLE OF SECURITIES BEING REGISTERED: COMMON STOCK, $0.01 PAR VALUE

                            PART C. OTHER INFORMATION


ITEM 23.  EXHIBITS.

(a) Articles of Incorporation was filed as Exhibit (a) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(b) By-Laws was filed as Exhibit (b) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(c) Specimen common stock certificate was filed as Exhibit (c) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(d) Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc. was filed as Exhibit (d) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(e)(1) Distribution Agreement between Registrant and FPA Fund Distributors, Inc. was filed as Exhibit (e)(1) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(e)(2) Specimen Selling Group Agreement was filed as Exhibit (e)(2) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(e)(3)         Smith Barney Inc. Mutual Fund Dealer Agreement was filed as
               Exhibit 6.2 to Post-Effective Amendment No.39 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company was filed as Exhibit (g)(1) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(2) Amendment to the Custodian Contract was filed as Exhibit (g)(2) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(3) Custodian Fee Schedule Addendum for GNMA Securities Traded through Participants Trust Company was filed as Exhibit (g)(3) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(4) Amendment to the Custodian Contract was filed as Exhibit 8.4 to Post-Effective Amendment No. 38 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(5) Amendment to the Custodian Contract was filed as Exhibit 8.5 to Post-Effective Amendment No. 40 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(h)(1) Agreement and Articles of Merger, dated February 14, 1994 was filed as Exhibit (h)(1) to Post-Effective Amendment No.41 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(h)(2) State Street Bank and Trust Company Universal Individual Retirement Account Information Kit was filed as Exhibit 14.1 to Post-Effective Amendment No. 40 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(i)(1)         Opinion and Consent of Counsel.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 14th day of February, 2000.

                                                FPA NEW INCOME, INC.


                                                By: /s/ ROBERT L. RODRIGUEZ
                                                    ---------------------------
                                                    Robert L. Rodriguez
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


     Signature                              Title                  Date
     ---------                              -----                  ----

/s/ ROBERT L. RODRIGUEZ
-------------------------------      President (Principal     February 14, 2000
        Robert L. Rodriguez          Executive Officer)


/s/ J. RICHARD ATWOOD
-------------------------------      Treasurer (Principal     February 14, 2000
        J. Richard Atwood            Financial Officer and
                                     Principal Accounting
                                     Officer)


/s/ WILLARD H. ALTMAN, JR.
--------------------------------     Director                 February 14, 2000
        Willard H. Altman, Jr.



       DEWAYNE W. MOORE*
--------------------------------     Director                 February 14, 2000
        DeWayne W. Moore


/s/ ALFRED E. OSBORNE, JR.
--------------------------------     Director                 February 14, 2000
        Alfred E. Osborne, Jr.


/s/ JULIO J. DE PUZO, JR.
--------------------------------     Director                 February 14, 2000
        Julio J. de Puzo, Jr.


       LAWRENCE J. SHEEHAN*
--------------------------------     Director                 February 14, 2000
        Lawrence J. Sheehan





*By: /s/ ROBERT L. RODRIGUEZ
     --------------------------------
         Robert L. Rodriguez
         Attorney-in-Fact pursuant to Power-of-
         Attorney included as page C-7 in
         Registrant's Post-Effective Amendment No.
         35 to the Registration Statement which
         was filed October 28, 1994.

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                                  EXHIBIT INDEX

EXHIBIT

99(i)(1)          Opinion and Consent of Counsel.


  All other applicable exhibits are incorporated herein by reference.